Consolidated Statement of Changes in Shareholders' Equity - ARS ($) $ in Thousands	Total		Issued capital [member]	Additional paid-in capital [member]	Capital adjustments [member] [1]	Accumulated foreign currency translation difference from Financial Statements conversion [member]	Accumulated other comprehensive income [member]	Legal reserve [member]	Miscellaneous other reserves [member]	Unappropriated retained earnings [member]	Total controlling interests [member]	Total non- controlling interests [member]
Restated amount at the beginning at Dec. 31, 2021	$ 3,165,505,172		$ 639,413	$ 12,429,781	$ 1,250,693,939	$ 7,927,728	$ 30,128,746	$ 852,931,354	$ 1,591,556,583	$ (581,302,738)	$ 3,165,004,806	$ 500,366
Total comprehensive income for the fiscal year
Net income for the fiscal year	276,499,540									276,451,498	276,451,498	48,042
Other comprehensive income for the fiscal year	(37,714,281)					(4,875,699)	(32,838,582)				(37,714,281)
Legal reserve								48,088,531		(48,088,531)
Reserve for dividends pending Central Bank of Argentina's authorization	73,286,693								260,702,255	(187,415,562)	73,286,693
Personal assets tax on shares and equity interests	(4,012,142)									(4,012,142)	(4,012,142)
Other changes	25,917											25,917
Amount at the end of the fiscal year at Dec. 31, 2022	3,473,590,899	[2]	639,413	12,429,781	1,250,693,939	3,052,029	(2,709,836)	901,019,885	1,852,258,838	(544,367,475)	3,473,016,574	574,325
Total comprehensive income for the fiscal year
Net income for the fiscal year	1,268,222,505	[2]								1,267,458,712	1,267,458,712	763,793
Other comprehensive income for the fiscal year	87,914,183	[2]				21,251,236	66,662,947				87,914,183
Legal reserve								58,371,644		(58,371,644)
Reserve for dividends pending Central Bank of Argentina's authorization									228,930,208	(228,930,208)
Cash dividends	(385,626,314)	[2]							(385,626,314)		(385,626,314)
Personal assets tax on shares and equity interests	(4,154,808)	[2]								(4,154,808)	(4,154,808)
Other changes	(323,586)	[2]										(323,586)
Amount at the end of the fiscal year at Dec. 31, 2023	4,439,622,879	[2]	639,413	12,429,781	1,250,693,939	24,303,265	63,953,111	959,391,529	1,695,562,732	431,634,577	4,438,608,347	1,014,532
Total comprehensive income for the fiscal year
Net income for the fiscal year	326,491,232									325,502,107	325,502,107	989,125
Other comprehensive income for the fiscal year	(97,902,919)					(28,277,535)	(69,625,384)				(97,902,919)
Legal reserve								255,786,944		(255,786,944)
Reserve for dividends pending Central Bank of Argentina's authorization									1,020,691,459	(1,020,691,459)
Cash dividends	(614,831,157)								(614,831,157)		(614,831,157)
Personal assets tax on shares and equity interests	(2,293,300)									(2,293,300)	(2,293,300)
Other changes	(374,133)											(374,133)
Amount at the end of the fiscal year at Dec. 31, 2024	$ 4,050,712,602		$ 639,413	$ 12,429,781	$ 1,250,693,939	$ (3,974,270)	$ (5,672,273)	$ 1,215,178,473	$ 2,101,423,034	$ (521,635,019)	$ 4,049,083,078	$ 1,629,524

[1]	Inflation adjustment of capital stock and additional paid-in capital.
[2]	See Note 3.